Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Combined Balance Sheets
Accounts receivable		$ 688.6	$ 527.0
Investment in films and television programs		1,929.0	1,786.7
Other assets, noncurrent		852.9	563.0
Accounts payable		246.7	251.1
Other accrued liabilities		282.4	215.4
Participations and residuals, current		647.8	524.4
Participations and residuals, noncurrent		435.1	329.6
Other liabilities		452.5	120.9
Deferred revenue, current		170.6	126.2
Combined Statements of Operations
Revenues		2,986.4	3,083.8	$ 2,716.3
Direct operating expense		1,886.7	2,207.9	1,922.1
Distribution and marketing expense		462.3	304.2	315.2
Interest and other income		19.2	6.4	28.0
Related Party [Member]
Combined Balance Sheets
Accounts receivable		8.1	10.8
Investment in films and television programs	[1]	2.2	7.9
Other assets, noncurrent	[1]	0.0	45.8
Total due from related parties		10.3	64.5
Accounts payable	[2]	16.8	16.8
Other accrued liabilities	[1]	0.0	6.7
Participations and residuals, current		5.5	7.5
Participations and residuals, noncurrent		1.3	2.0
Other liabilities	[1]	0.0	41.4
Total due to related parties		23.7	74.4
Deferred revenue, current		0.1	0.0
Combined Statements of Operations
Revenues		3.0	4.8	3.0
Direct operating expense		5.0	8.3	6.5
Distribution and marketing expense		0.8	0.4	0.2
Interest and other income		$ 0.0	$ 0.0	$ 3.0

[1]	As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets—noncurrent, other accrued liabilities and other liabilities.
[2]	Amounts primarily represent production related advances due to certain of its equity method investees.